Concentrations (Tables)	6 Months Ended
Jun. 30, 2026
Concentrations [Abstract]
Schedule of Major Customers and Major Suppliers

Details of the Company’s major customers (including those accounting for 10% or more of the Company’s total revenues) are as follows.

	Six Months Ended June 30,
	2026		2025
	(Unaudited)		(Unaudited)
Customer A	429,827	35%	-	-%
Total	$429,827	35%	$-	-%

Details of the Company’s major customers (those accounting for 10% or more of the Company’s accounts receivable) are as follows.

	June 30, 2026		December 31, 2025
	(Unaudited)
Customer A	$3,355,990	53%	$3,961,809	57%
Customer B	1,627,500	26%	1,697,673	25%
Customer C	1,012,218	16%	982,111	14%
Total	$5,995,708	95%	$6,641,593	96%

Details of the Company’s major suppliers (those accounting for 10% or more of the Company’s total purchases) are as follows.

	Six Months Ended June 30,
	2026		2025
	(Unaudited)		(Unaudited)
Supplier A	$385,782	38%	$-	-%
Supplier B	77,797	8%	59,123	11%
Supplier C	6,692	1%	72,358	14%
Total	$470,271	47%	$131,481	25%

Details of the Company’s major suppliers (those accounting for 10% or more of the Company’s accounts payable) are as follows.

	June 30, 2026		December 31, 2025
	(unaudited)
Supplier A	$50,000	20%	$85,860	29%
Supplier D	-	-%	46,660	16%
Supplier E	27,943	11%	-	-%
Total	$77,943	31%	$132,520	45%